Share-Based Payments - Schedule of Employees and Key Management Personnel of the Group (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Employees and Key Management Personnel of the Group [Abstract]
Weighted average exercise price US$ per share, Balance Beginning	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of options, Balance Beginning	350,483	690,055	690,055	2,879,571
Weighted average exercise price US$ per share, Granted during the year				$ 0.0001
Number of options, Granted during the year				51,419
Weighted average exercise price US$ per share, Forfeited during the year				$ 0.0001
Number of options, Forfeited during the year				(647,602)
Weighted average exercise price US$ per share, Exercised during the year		$ 0.0001	$ 0.0001	$ 0.0001
Number of options, Exercised during the year		(155,815)	(339,572)	(1,593,333)
Weighted average exercise price US$ per share, Balance Ending	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of options, Balance Ending	350,483	534,240	350,483	690,055